Note 4 - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Land	$ 74	$ 100
Buildings and building improvements	169	174
Machinery and equipment	445	403
Construction in progress	20	47
Property, plant and equipment, gross	708	724
Accumulated depreciation	(314)	(223)
Property, plant and equipment, net	$ 394	$ 501